                                                     Registration No. 2-30070
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  78
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  125
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  ROBIN WAGNER
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


| |     On (date) pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 78 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectuses, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED OCTOBER 20, 2003 TO THE MAY 1, 2003
o EQUI-VEST(R) Prospectus and Statement of Additional Information ("SAI") (Series 100 and 300);
o EQUI-VEST(R) Employer-Sponsored Retirement Programs Prospectus and SAI
o EQUI-VEST(R) Vantage(SM)
o EQUI-VEST(R) TSA Advantage
o EQUI-VEST(R) Express(SM) Prospectus and SAI
--------------------------------------------------------------------------------

This Supplement modifies certain information contained in the above-referenced Prospectuses, Supplements to Prospectuses and SAIs, dated May 1, 2003, as previously supplemented (together, the "Prospectuses") you received for any of the products listed above. The changes described below will be effective on or about October 20, 2003. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. You should keep this Supplement with your Prospectuses. We will send you another copy of any Prospectus, without charge upon request. The modifications are as follows:

APPLICABLE TO EQUI-VEST(R) (SERIES 100 AND 300) CONTRACTS AND EQUI-VEST(R) EMPLOYER-SPONSORED-RETIREMENT PROGRAMS ONLY (except TSA and EDC contracts):

1. GUARANTEED INTEREST OPTION AND GUARANTEED MINIMUM INTEREST RATE. The guaranteed minimum interest rate is reduced (subject to state approval), resulting in the following changes:

     A. In "Contract features and benefits" under "Guaranteed interest option," the final paragraph is deleted in its entirety and replaced with the following paragraph:

          "Generally, the minimum yearly guaranteed interest rate for 2003 is equal to the lifetime minimum guaranteed interest rate of your contract. Depending on your contract series and the state where your contract is issued, your lifetime minimum guaranteed interest rate is either 1.50% or 3.00% (4.00% for Corporate Trusteed contracts, Keogh Trusteed contracts, and EQUI-VEST(R) series 100 (NQ) contracts). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series. Current interest rates will never be less than the yearly minimum guaranteed interest rate."

     B. In "Tax information" under "Illustration of guaranteed interest rates" the second sentence of the first paragraph is deleted in its entirety and replaced with the following:

          "In the tables we illustrate the 1.50% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.)"

        The last sentence of the first paragraph is deleted in its entirety and replaced with the following:

          "The 1.50% guaranteed interest rate is in the contract (it may be higher in your state)."


Form Number 888-1349 (10/03)
                                                           Catalog Number 132980

                                                                          X00609

C.   Table I and Table II are modified as follows:

       Table I guaranteed minimum interest rate of 1.50% (the rate may be higher in your state)

                                    TABLE I
                         ACCOUNT VALUES AND CASH VALUES
      (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE
                                 CONTRACT YEAR)

--------------------------------------------------------------------------------
        1.50% Minimum Guarantee                   1.50% Minimum Guarantee
        -----------------------                   -----------------------
 Contract      Account         Cash       Contract      Account           Cash
 Year End       Value          Value      Year End       Value           Value
      1    $    994.70    $    940.99       26      $ 31,342.11     $ 30,982.11
      2    $  1,994.62    $  1,886.91       27      $ 32,827.25     $ 32,467.25
      3    $  3,009.54    $  2,847.02       28      $ 34,334.65     $ 33,974.65
      4    $  4,039.68    $  3,821.54       29      $ 35,864.67     $ 35,504.67
      5    $  5,085.28    $  4,810.67       30      $ 37,417.64     $ 37,057.64
      6    $  6,146.56    $  5,814.64       31      $ 38,993.91     $ 38,633.91
      7    $  7,223.76    $  6,863.76       32      $ 40,593.82     $ 40,233.82
      8    $  8,317.11    $  7,957.11       33      $ 42,217.72     $ 41,857.72
      9    $  9,426.87    $  9,066.87       34      $ 43,865.99     $ 43,505.99
     10    $ 10,553.27    $ 10,193.27       35      $ 45,538.98     $ 45,178.98
     11    $ 11,696.57    $ 11,336.57       36      $ 47,237.06     $ 46,877.06
     12    $ 12,857.02    $ 12,497.02       37      $ 48,960.62     $ 48,600.62
     13    $ 14,034.87    $ 13,674.87       38      $ 50,710.03     $ 50,350.03
     14    $ 15,230.40    $ 14,870.40       39      $ 52,485.68     $ 52,125.68
     15    $ 16,443.85    $ 16,083.85       40      $ 54,287.97     $ 53,927.97
     16    $ 17,675.51    $ 17,315.51       41      $ 56,117.29     $ 55,757.29
     17    $ 18,925.64    $ 18,565.64       42      $ 57,974.04     $ 57,614.04
     18    $ 20,224.53    $ 19,864.53       43      $ 59,858.66     $ 59,498.66
     19    $ 21,542.90    $ 21,182.90       44      $ 61,771.54     $ 61,411.54
     20    $ 22,881.04    $ 22,521.04       45      $ 63,713.11     $ 63,353.11
     21    $ 24,239.26    $ 23,879.26       46      $ 65,683.80     $ 65,323.80
     22    $ 25,617.84    $ 25,257.84       47      $ 67,684.06     $ 67,324.06
     23    $ 27,017.11    $ 26,657.11       48      $ 69,714.32     $ 69,354.32
     24    $ 28,437.37    $ 28,077.37       49      $ 71,775.04     $ 71,415.04
     25    $ 29,878.93    $ 29,518.93       50      $ 73,866.66     $ 73,506.66
--------------------------------------------------------------------------------

       Table II guaranteed minimum interest rate of 1.50% (the rate may be higher in your state)

                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

-----------------------------------------------------------------------
      1.50% Minimum Guarantee              1.50% Minimum Guarantee
      -----------------------              -----------------------
 Contract     Account       Cash      Contract     Account       Cash
 Year End      Value        Value     Year End      Value        Value
      1    $ 994.70     $ 940.99        26      $ 555.38     $ 555.38
      2    $ 989.43     $ 936.00        27      $ 533.72     $ 533.72
      3    $ 974.27     $ 921.66        28      $ 511.72     $ 511.72
      4    $ 958.88     $ 907.10        29      $ 489.40     $ 489.40
      5    $ 943.27     $ 892.33        30      $ 466.74     $ 466.74
      6    $ 927.42     $ 877.34        31      $ 443.74     $ 443.74
      7    $ 911.33     $ 911.33        32      $ 420.40     $ 420.40
      8    $ 895.00     $ 895.00        33      $ 396.70     $ 396.70
      9    $ 878.42     $ 878.42        34      $ 372.65     $ 372.65
     10    $ 861.60     $ 861.60        35      $ 348.24     $ 348.24
     11    $ 844.52     $ 844.52        36      $ 323.46     $ 323.46
     12    $ 827.19     $ 827.19        37      $ 298.32     $ 298.32
     13    $ 809.60     $ 809.60        38      $ 272.79     $ 272.79
     14    $ 791.74     $ 791.74        39      $ 246.88     $ 246.88
     15    $ 773.62     $ 773.62        40      $ 220.59     $ 220.59
     16    $ 755.22     $ 755.22        41      $ 193.90     $ 193.90
     17    $ 736.55     $ 736.55        42      $ 166.80     $ 166.80
     18    $ 717.60     $ 717.60        43      $ 139.31     $ 139.31
     19    $ 698.36     $ 698.36        44      $ 111.40     $ 111.40
     20    $ 678.84     $ 678.84        45      $  83.07     $  83.07
     21    $ 659.02     $ 659.02        46      $  54.31     $  54.31
     22    $ 638.91     $ 638.91        47      $  25.13     $  25.13
     23    $ 618.49     $ 618.49        48      $   0.00     $   0.00
     24    $ 597.77     $ 597.77        49      $   0.00     $   0.00
     25    $ 576.73     $ 576.73        50      $   0.00     $   0.00
----------------------------------------------------------------------

2

APPLICABLE TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS, EQUI-VEST(R) TSA Advantage, EQUI-VEST(R) (SERIES 100 AND 300) CONTRACTS and EQUI-VEST(R) EXPRESS ONLY:

2.   EFFECT OF WITHDRAWALS ON THE MINIMUM DEATH BENEFIT.

     The following new section is added after "Death benefit" in "Payment of death benefit" under "Your beneficiary and payment of benefit":

     "HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

     Depending upon your contract series and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional."

APPLICABLE TO EQUI-VEST(R) VANTAGE(SM) CONTRACTS ONLY:

3. CHANGES TO OPTIONAL ENHANCED DEATH BENEFIT, AND HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

     A. In the "Fee Table" under the heading "Charges we deduct from the account value each year if a participant elects the optional enhanced death benefit," the description is deleted in its entirety and replaced with the following:

          "Optional enhanced death benefit charge
          (as a percentage of the account value
          attributable to the participant) is deducted annually
          on each participation date anniversary                    0.15%"

     B. In Item 8, under "EQUI-VEST(R) Vantage(SM) Death Benefit," the last sentence of the second paragraph is deleted.

     C. In Item 8 under "How withdrawals affect the minimum death benefit and the enhanced death benefit," the second sentence of the second paragraph is deleted in its entirety and replaced with the following:

          "Additionally, to elect this benefit, the annuitant must have been less than age 76 when participation under the contract begins."

     D. In Item 13, under "Charge for optional enhanced death benefit," the last six words of the first sentence of the first paragraph that read
        "until the participant is age 85" are deleted.

APPLICABLE TO ALL CONTRACTS:

4.   LIMITATIONS ON CONTRIBUTIONS.

     In "Contract features and benefits" under "How you can purchase and contribute to your contract," the second and third sentences of the first paragraph immediately following the chart are deleted in their entirety and replaced with the following:

          "We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000."


           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                (212) 554-1234

  COPYRIGHT 2003. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.
                             ALL RIGHTS RESERVED.
EQUI-VEST(R) IS A REGISTERED SERVICEMARK AND VANTAGE(SM) AND TSA ADVANTAGE(SM)
                               ARE SERVICEMARKS OF
          THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.
                                                                               3

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 15th day of October, 2003.


                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Robin Wagner
                                               -------------------------
                                                   Robin Wagner
                                                   Vice President and
                                                   Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of October, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and
                                              Associate General Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

October 15, 2003